Document and Entity Information	9 Months Ended
Sep. 30, 2014
Documentand Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	ctso
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Entity Filer Category	Smaller Reporting Company